Offerings	Aug. 15, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2027
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,912,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 59,027.01
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Notes due 2029
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,364,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,466.13
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2034
Amount Registered | shares	850,000,000
Maximum Aggregate Offering Price	$ 846,676,500.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 124,969.45
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.